Taxation - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense	$ 385,710	$ 1,601,933	$ 970,755
Deferred income tax expense	152,436
Total income tax expense	$ 538,146	$ 1,601,933	$ 970,755